SELECTHLIFE III
A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY issued by ReliaStar Life Insurance Company and its SelectHLife Variable Account
Supplement dated May 4, 2004, to the Prospectus dated May 1, 2001

This supplement updates certain information contained in your May 1, 2001. Please read it carefully and keep it with your prospectus for future reference.

NOTICE OF FUND SUBSTITUTIONS

Effective June 25, 2004, and pursuant to applicable regulatory approvals, ReliaStar Life Insurance Company (the "Company") and the SelectHLife Variable Account (the "Variable Account") will replace certain Funds in which the Sub-Accounts of the Variable Account invest (the "Replaced Funds") with certain other Funds (the "Substitute Funds"), as follows:

Replaced Funds	Substitute Funds
Alger American Small Capitalization Portfolio (Class O Shares)	ING JPMorgan Small Cap Equity Portfolio (Class I)
Fidelity® VIP Index 500 Portfolio (Initial Class)	ING Stock Index Portfolio (Class I)
Fidelity® VIP Money Market Portfolio (Initial Class)	ING Liquid Assets Portfolio (Class I)
Janus Aspen Growth Portfolio (Institutional Shares)	ING Van Kampen Equity Growth Portfolio (Class I)
Neuberger Berman AMT Partners Portfolio (Class I)	ING Mercury Focus Value Portfolio (Class I)
Important Information about the Substitutions.
Effective May 1, 2004, Sub-Accounts which invest in the Substitute Funds are added as available variable investment options through your Policy.
On June 25, 2004, the effective date of the substitutions, the Sub-Accounts which invest in the Replaced Funds will no longer be available through your Policy.

  Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to the Sub-Accounts which invest in the Replaced Funds to any other Sub-Account or the Fixed Account free of charge.

  Prior to the effective date of the substitutions and for thirty days thereafter any transfer from a Sub-Account which invests in a Replaced Fund to any other Sub-Account or the Fixed Account will not count as a transfer when imposing any applicable restriction or limit on transfers.

  On the effective date of the substitutions, amounts allocated to a Sub-Account which invests in a Replaced Fund will be automatically reallocated to the Sub-Account which invests in the corresponding Substitute Fund.

  You will not incur any fees or charges or any tax liability because of the substitutions, and your Policy's Accumulation Value less any Loan Amount immediately before the substitutions will equal your Policy's Accumulation Value less any Loan Amount immediately after the substitutions.

  The investment objective and policies of each Substitute Fund are substantially the same as the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below and in each Substitute Fund's prospectus.

  The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The total expenses of each Substitute Fund are more fully described below and in each Substitute Fund's prospectus.

  The prospectus for each of the Substitute Funds accompanies this supplement. Read these prospectuses carefully before deciding what to do with amounts allocated to Sub-Accounts which invest in the Replaced Funds.

Effective June 25, 2004, all references in your Policy's prospectus to the name of a Replaced Fund will be replaced with the name of the corresponding Substitute Fund.
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FUND MERGERS AND ADDITIONS

  Fund Mergers. On April 16, 2004, the ING VP Growth Opportunities and ING VP Growth + Value Portfolios were closed to new investors and to new investments by existing investors. Effective April 17, 2004, the ING VP Growth Opportunities and ING VP Growth + Value Portfolios merged into and became part of the ING VP MidCap Opportunities Portfolio - Class I. Because of this merger, your investment in the ING VP Growth Opportunities and ING VP Growth + Value Portfolios became an investment in the ING VP MidCap Opportunities Portfolio with an equal total net asset value. Because of the merger you have an opportunity to participate in a larger Fund with similar investment objectives and strategies. More information about the ING VP MidCap Opportunities Portfolio - Class I is contained in the tables below.

There is and will be no further disclosure regarding the ING VP Growth Opportunities and ING VP Growth + Value Portfolios in this supplement or any future prospectus of the policy.
Fund Additions. Effective May 1. 2004, the following Funds, in addition to the Substitute Funds, were added as available variable investment options under the policy:
American Growth Fund (Class 2)	ING Van Kampen Real Estate Portfolio (Class I)
American Growth - Income Fund (Class 2)	ING JP Morgan Mid Cap Value Portfolio Class I)
American International Fund (Class 2)	ING PIMCO Total Return Portfolio (Class S)
ING AIM Mid-Cap Growth Portfolio (Class S)	ING Salomon Brothers Aggressive Growth Portfolio (Class S)
ING Hard Assets Portfolio (Class I)	ING UBS U.S. Allocation Portfolio (Class I)
ING International Portfolio (Class S)	ING Van Kampen Comstock Portfolio (Class I)
ING Legg Mason Value Portfolio (Class I)	ING VP Bond Portfolio (Class I)
ING Limited Maturity Bond Portfolio (Class S)	ING VP Index Plus LargeCap Portfolio (Class I)
ING Marsico Growth Portfolio (Class S)	ING VP Index Plus MidCap Portfolio (Class I)
ING MFS Total Return Portfolio (Class I)	ING VP Index Plus SmallCap Portfolio (Class I)
ING Salomon Brothers Investors Portfolio (Class I)	Pioneer Mid Cap Value VCT Portfolio (Class I)
ING T. Rowe Price Equity Income Portfolio (Class S)	Pioneer Small Cap Value VCT Portfolio (Class I)

More information about these new Funds is contained in the tables below.

132791	Page 2 of 7	May 2004

  Fund Fees and Charges. The following information shows the investment advisory fees and other expenses charged annually by each of the Substitute Funds and the other new Funds referenced above. The figures are a percentage of the average net assets of each Fund as of December 31, 2003. See the prospectuses for the Funds for more information concerning these expenses. 1

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
American Funds Insurance Series - Growth Fund (Class 2)	0.37%	0.25%	0.02%	0.64%	N/A	0.64%
American Funds Insurance Series - Growth-Income Fund (Class 2)	0.33%	0.25%	0.01%	0.59%	N/A	0.59%
American Funds Insurance Series - International Fund (Class 2)	0.57%	0.25%	0.06%	0.88%	N/A	0.88%
ING AIM Mid Cap Growth Portfolio (Class S) 2, 3, 4	0.68%	--	0.26%	0.94%	--	0.94%
ING Hard Assets Portfolio (Class I) 5, 6, 7	0.68%	--	0.01%	0.69%	--	0.69%
ING International Portfolio (Class S) 2, 3	1.00%	--	0.26%	1.26%	--	1.26%
ING JPMorgan Small Cap Equity Portfolio (Class I) 5, 6, 8, 9	0.90%	--	--	0.90%	--	0.90%
ING Legg Mason Value Portfolio (Class I) 5, 6, 8, 9	0.81%	--	--	0.81%	--	0.81%
ING Limited Maturity Bond Portfolio (Class S) 2, 3	0.27%	--	0.26%	0.53%	--	0.53%
ING Liquid Assets Portfolio (Class I) 5, 6, 8	0.27%	--	0.01%	0.28%	--	0.28%
ING MFS Total Return Portfolio (Class I) 5, 6, 7, 9, 10	0.64%	--	0.01%	0.65%	--	0.65%
ING Marsico Growth Portfolio (Class S) 2, 3, 4	0.79%	--	0.25%	1.04%	--	1.04%
ING Mercury Focus Value Portfolio (Class I) 5, 6, 8	0.80%	--	--	0.80%	--	0.80%
ING Salomon Brothers Investors Portfolio (Class I) 5, 6, 7	0.75%	--	--	0.75%	--	0.75%
ING Stock Index Portfolio (Class I) 5, 6, 11	0.27%	--	0.01%	0.28%	--	0.28%
ING T. Rowe Price Equity Income Portfolio (Class S) 2, 3, 4	0.68%	--	0.26%	0.94%	--	0.94%
ING Van Kampen Equity Growth Portfolio (Class I) 5, 6, 8	0.65%	--	0.02%	0.67%	--	0.67%
ING Van Kampen Real Estate Portfolio (Class I) 5, 6, 7	0.68%	--	--	0.68%	--	0.68%
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	0.75%	--	0.35%	1.10%	--	1.10%
ING PIMCO Total Return Portfolio (Service Class) 12	0.50%	--	0.60%	1.10%	--	1.10%
ING Salomon Brothers Aggressive Growth Portfolio (Service Class) 12	0.70%	--	0.38%	1.08%	--	1.08%
ING UBS U.S. Allocation Portfolio (Initial Class) 13	0.85%	--	0.20%	1.05%	--	1.05%
ING Van Kampen Comstock Portfolio (Initial Class) 14	0.60%	--	0.35%	0.95%	0.07%	0.88%
ING VP Bond Portfolio (Class I) 15	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus LargeCap Portfolio (Class I) 15, 16	0.35%	--	0.08%	0.43%	--	0.43%
ING VP Index Plus MidCap Portfolio (Class I) 15, 16	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus SmallCap Portfolio (Class I) 15, 16	0.40%	--	0.16%	0.56%	--	0.56%
132791	Page 3 of 7	May 2004

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING VP MidCap Opportunities Portfolio (Class I) 15, 17, 18	0.75%	--	0.46%	1.21%	0.31%	0.90%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.11%	0.76%	--	0.76%
Pioneer Small Cap Value VCT Portfolio (Class I) 19	0.75%	--	1.65%	2.40%	1.15%	1.25%

1

  We may receive compensation from each of the Funds or their affiliates based on an annual percentage of the average net assets held in that Fund by the Company. The percentage paid may vary from one Fund to another. For certain Funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in this Fund Expense Table and the Fund prospectuses. We may also receive additional payments for administrative, recordkeeping or other services which we provide to the Funds or their affiliates or as an incentive for us to make the Funds available through the Policy. These additional payments are not disclosed in this Fund Expense Table and do not increase, directly or indirectly, the fees and expenses shown below.

2

  The table above shows the estimated operating expenses for Class S Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any. "Other Expenses" shown in the table above includes a Shareholder Services Fee of 0.25%.

3

  Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

4

  A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003 would have been 0.86% for ING AIM Mid Cap Growth, 1.02% for ING Marsico Growth, and 0.93% for ING T. Rowe Price Equity Income Portfolios. This arrangement may be discontinued at any time.

5

  The table above shows the estimated operating expenses for Class I Shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any.

6

  Through a "bundled fee" arrangement, Directed Services, Inc. (DSI), the Trust's manager, is paid a single fee for advisory, administrative, custodial, transfer agency, auditing and legal services necessary for the ordinary operation of the Portfolio. The Portfolios would bear any extraordinary expenses.

7

  Because the Class I Shares of these Portfolios had not had a full year's performance during the fiscal year ended December 31, 2003, expenses are estimated based on the expenses of the Portfolio's Class S Shares for the most recently completed fiscal year.

8

  Because the Class I Shares of these Portfolios had not commenced operations prior to December 31, 2003, the Portfolios' fiscal year end, expenses are estimated based on the expenses of the Portfolio's Class S Shares for the most recently completed fiscal year.

9

  A portion of the brokerage commissions that the Portfolios pay is used to reduce each Portfolio's expenses. Including these reductions and the MFS voluntary management fee waiver the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003 would have been 0.89% for ING JPMorgan Small Cap Equity, 0.80% for ING Legg Mason Value, and 0.64% for ING MFS Total Return Portfolios. This arrangement may be discontinued at any time.

10

  DSI has voluntarily agreed to waive a portion of its management fee for certain Portfolios. Including this waiver, the "Total Annual Fund Operating Expenses" for the year ended December 31, 2003, would have been 0.65%. This arrangement may be discontinued by DSI at any time.

11	Because the Portfolio is new, expenses, shown above, are estimated.
12	Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
13	Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.
14

  The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the Van Kampen Comstock Portfolio so that the Total Net Fund Annual Operating Expenses for this Portfolio shall not exceed 0.88% through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 0.95%.

15

  The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

16

  ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Fees and Expenses Waived or Reimbursed" in the table above. The expense limit for each Portfolio is shown as "Net Annual Fund Operating Expenses" in the table above. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

17

  ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. Estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

132791	Page 4 of 7	May 2004

18

  ING Investments, LLC, the investment adviser to the Portfolio, has entered into written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser is shown under "Fees and Expenses Waived or Reimbursed" in the table above. The expense limits for the Portfolio will continue through at least December 31, 2005. For further information regarding the expense limitation agreement, see the Fund's prospectus.

19

  The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2005 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares.

  Fund Investment Advisers and Investment Objectives. The following information lists the investment advisers and subadvisers and information regarding the investment objectives of the Substitute Funds and the other new Funds referenced above. More detailed information about these Funds can be found in the current prospectus and Statement of Additional Information for each Fund.

  There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
American Funds Insurance Series - Growth Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital.
American Funds Insurance Series - Growth-Income Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks capital growth and income over time.
American Funds Insurance Series - International Fund (Class 2)	Investment Adviser: Capital Research and Management Company	Seeks growth of capital over time.
ING AIM Mid Cap Growth Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: A I M Capital Management, Inc.	Seeks capital appreciation.
ING Hard Assets Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Baring International Investment Limited	A nondiversified portfolio that seeks long-term capital appreciation.
ING International Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks long-term growth of capital.
ING JPMorgan Small Cap Equity Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: J. P. Morgan Investment Management Inc.	A nondiversified Portfolio that seeks capital growth over the long term.
ING Legg Mason Value Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Legg Mason Funds Management, Inc.	Seeks long-term growth of capital.

132791	Page 5 of 7	May 2004

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING Limited Maturity Bond Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.

  Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors indicate that capital appreciation may be available without significant risk to principal.

ING Liquid Assets Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks high level of current income consistent with the preservation of capital and liquidity.
ING MFS Total Return Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Massachusetts Financial Services Company	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital.
ING Marsico Growth Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Mercury Focus Value Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Mercury Advisors	Seeks long-term growth of capital.
ING Salomon Brothers Investors Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING Stock Index Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Aeltus Investment Management, Inc.	Seeks total return.
ING T. Rowe Price Equity Income Portfolio (Class S Shares)	Investment Adviser: Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Van Kampen Equity Growth Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Van Kampen	Seeks long-term capital appreciation.
ING Van Kampen Real Estate Portfolio (Class I Shares)	Investment Adviser: Directed Services, Inc. Subadviser: Van Kampen	A nondiversified portfolio that seeks capital appreciation and secondarily seeks current income.
ING JPMorgan Mid Cap Value Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: J. P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

132791	Page 6 of 7	May 2004

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING PIMCO Total Return Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Salomon Brothers Aggressive Growth Portfolio (Service Class)	Investment Adviser: ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc.	Seeks long-term growth of capital.
ING UBS U.S. Allocation Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: UBS Global Asset Management (US) Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
ING Van Kampen Comstock Portfolio (Initial Class)	Investment Adviser: ING Life Insurance and Annuity Company Sub-Adviser: Van Kampen	Seeks capital growth and income.
ING VP Bond Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to maximize total return as is consistent with reasonable risk.
ING VP Index Plus LargeCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.
ING VP Index Plus MidCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P 400), while maintaining a market level of risk.
ING VP Index Plus SmallCap Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600), while maintaining a market level of risk.
ING VP MidCap Opportunities Portfolio (Class I)	Investment Adviser: ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.	Seeks long-term capital appreciation.
Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Small Cap Value VCT Portfolio (Class I Shares)	Investment Adviser: Pioneer Investment Management, Inc.	Seeks capital growth by investing in a diversified portfolio of securities consisting primarily of equity securities of small companies.

132791	Page 7 of 7	May 2004